Provisions	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Provisions
22	Provisions

($ millions)
As at November 1, 2023	$573
Provisions made during the year	203
Provisions utilized / released during the year	(365)
Balance as at October 31, 2024	$411
Provisions made during the year	422
Provisions utilized / released during the year	(165)
Balance as at October 31, 2025	$668
Restructuring Charge
In Q4 2025, the Bank recorded a restructuring charge and severance provisions as well as other related charges of $
373 million ($270 million after-tax) primarily related to workforce reductions across its global operations. These amounts reflect actions taken by the Bank to simplify its organizational structure in Canadian Banking, restructure and right-size Asia operations in Global Banking and Markets and regionalize activities across its international footprint. Of these amounts, which were all recorded in the Other operating segment, $272 million was included in other liabilities – provisions as at October 31, 2025.
Legal
In the ordinary course of business, the Bank and its subsidiaries are and have been subject to a variety of pending and threatened legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits, and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. The Bank reviews the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as the Bank believes to be in its best interest. In view of the inherent difficulty of predicting the outcome of such matters, the Bank cannot state what the eventual outcome of such matters will be. However, based on current knowledge, management does not believe that liabilities, if any, arising from pending litigation or regulatory proceedings will have a material adverse effect on the consolidated financial statements for the year ended October 31, 2025 or results of operations of the Bank.
Legal provisions are established when it becomes probable that the Bank will incur an expense related to a legal action or regulatory proceeding and the amount can be reliably estimated. Such provisions are recorded at the best estimate of the amount required to settle any obligation related to these legal actions as at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Management and internal and external experts are involved in estimating any amounts that may be required. The actual costs of resolving these claims may vary significantly from the amount of the legal provisions. The Bank’s estimate involves significant judgement, given the varying stages of the proceedings, the fact that the Bank’s liability, if any, has yet to be determined and the fact that the underlying matters will change from time to time. As such, there is a possibility that the ultimate resolution of those legal actions may be material to the Bank’s consolidated results of operations for any particular reporting period.
The Bank, through its Peruvian subsidiary, is engaged in a legal action related to certain value-added tax assessed amounts and associated interest totaling $176 million, which arose from certain client transactions that occurred prior to the Bank’s acquisition of the subsidiary. The legal action in Peru relating to the original assessed amount was concluded in favour of the Government of Peru in May 2024. Accordingly, the Bank paid $34 million representing the principal and associated reasonable interest, which was recorded in non-interest
expenses – other. In November 2021, the Peruvian Constitutional Court dismissed the matter relating to the accrued default interest for procedural reasons. With respect to this default interest component, and in relation to the Constitutional Court of Peru’s treatment of Scotiabank Peru, in October 2022, the Bank filed a request for arbitration against the Republic of Peru before the International Centre for the Settlement of Investment Disputes (ICSID), pursuant to the provisions of the Canada-Peru Free Trade Agreement. This case is currently proceeding through the arbitration process. In Q3 2024, the Bank recorded a legal provision of $142 million in other liabilities – provisions, representing the amount at issue in the arbitration. The Bank intends to continue to vigorously advance its position.